CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 32,935,111	$ 4,638,813	¥ 19,887,575
Restricted cash	5,542,271	780,613	3,154,240
Short-term investments	16,810,107	2,367,654	19,171,017
Trade and notes receivables, net (Allowance for expected credit losses of RMB39.6 million and RMB46.2 million, respectively)	4,657,652	656,017	5,118,170
Amounts due from related parties, net (Allowance for expected credit losses of RMB6.7 million and RMB8.8 million, respectively)	1,722,603	242,624	1,380,956
Inventory	5,277,726	743,352	8,191,386
Prepayments and other current assets, net (Allowance for expected credit losses of RMB4.0 million and RMB5.4 million, respectively)	3,434,763	483,776	2,246,408
Total current assets	70,380,233	9,912,849	59,149,752
Non-current assets:
Long-term restricted cash	144,125	20,300	113,478
Property, plant and equipment, net	24,847,004	3,499,627	15,658,666
Intangible assets, net	29,648	4,176
Land use rights, net	207,299	29,197	212,603
Long-term investments	5,487,216	772,858	6,356,411
Right-of-use assets - operating lease	11,404,116	1,606,236	7,374,456
Other non-current assets, net (Allowance for expected credit losses of RMB89.6 million and RMB53.4 million, respectively)	4,883,561	687,835	7,398,559
Total non-current assets	47,002,969	6,620,229	37,114,173
Total assets	117,383,202	16,533,078	96,263,925
Current liabilities:
Short-term borrowings	5,085,411	716,265	4,039,210
Trade and notes payable	29,766,134	4,192,472	25,223,687
Amounts due to related parties	561,625	79,103	384,611
Taxes payable	349,349	49,205	286,300
Current portion of operating lease liabilities	1,743,156	245,518	1,025,968
Current portion of long-term borrowings	4,736,087	667,064	1,237,916
Accruals and other liabilities	15,556,354	2,191,067	13,654,362
Total current liabilities	57,798,116	8,140,694	45,852,054
Non-current liabilities:
Long-term borrowings	13,042,861	1,837,049	10,885,799
Non-current operating lease liabilities	10,070,057	1,418,338	6,517,096
Deferred tax liabilities	212,347	29,908	218,189
Other non-current liabilities	6,663,805	938,578	5,144,027
Total non-current liabilities	29,989,070	4,223,873	22,765,111
Total liabilities	87,787,186	12,364,567	68,617,165
Commitments and contingencies (Note 28)
MEZZANINE EQUITY
Redeemable non-controlling interests	3,860,384	543,724	3,557,221
Total mezzanine equity	3,860,384	543,724	3,557,221
SHAREHOLDERS' EQUITY
Less: Treasury shares (18,061,024 shares as of December 31, 2022 and 2023)	(1,849,600)	(260,511)	(1,849,600)
Additional paid in capital	117,717,254	16,580,128	94,593,062
Accumulated other comprehensive income	432,991	60,986	1,036,011
Accumulated deficit	(90,800,000)	(12,783,002)	(69,914,230)
Total NIO Inc. shareholders' equity	25,546,233	3,598,111	23,868,165
Non-controlling interests	189,399	26,676	221,374
Total shareholders' equity	25,735,632	3,624,787	24,089,539
Total liabilities, mezzanine equity and shareholders' equity	117,383,202	16,533,078	96,263,925
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	3,368	474	2,668
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 254	$ 36	¥ 254